S-K 1604, De-SPAC Transaction	Oct. 08, 2026
De-SPAC Prospectus Summary, Board Determination, Factors Considered [Line Items]
De-SPAC Forepart, Board Determination [Text Block]

On June 26, 2026, the board of directors (the “Inflection Point Board”) of Inflection Point Acquisition Corp. VII (f/k/a Columbus Circle Capital Corp II), a Cayman Islands exempted company (“Inflection Point”), unanimously approved the Business Combination Agreement, dated as of June 26, 2026, by and among Inflection Point, IPGX Merger Sub, Inc., a Delaware corporation and direct wholly-owned subsidiary of Inflection Point (“Merger Sub”), and Elroy Air, Inc., a Delaware corporation (referred to herein prior to the Business Combination, as “Elroy Air” and subsequent to the Business Combination, as “Elroy Air Operating Company, Inc.”) (as it may be amended, restated, supplemented or otherwise modified from time to time in accordance with its terms, the “Business Combination Agreement”), pursuant to which, among other things and subject to the terms and conditions therein: (1) Inflection Point will change its jurisdiction of incorporation by deregistering from the Register of Companies in the Cayman Islands as a Cayman Islands exempted company by way of continuation out of the Cayman Islands and continuing and domesticating as a corporation incorporated under the laws of the State of Delaware (the “Domestication”, and Inflection Point after the Domestication, “Post-Domestication Inflection Point”), (2) following the Domestication, Merger Sub will merge with and into Elroy Air, with Elroy Air surviving the merger as a wholly-owned subsidiary of Inflection Point, resulting in a combined company whereby Elroy Air Operating Company, Inc. will become a wholly-owned subsidiary of Inflection Point, and substantially all of the assets and the business of the combined company will be held and operated by Elroy Air Operating Company, Inc. and its subsidiaries (the “Merger”) and (3) the other transactions contemplated by the Business Combination Agreement and documents related thereto will be consummated (such transactions, together with the Merger and the Domestication, the “Business Combination” and the closing of the Business Combination, the “Closing”). In connection with the Business Combination, Inflection Point will change its name to “Elroy Air, Inc.” (such company after the closing of the Business Combination, “New Elroy Air”). A copy of the Business Combination Agreement is attached to the accompanying proxy statement/prospectus as Annex A.

Subject to the satisfaction or waiver of the conditions of the Business Combination Agreement, including approval of Inflection Point’s shareholders, (a) immediately prior to the Domestication, pursuant to that certain Sponsor Support Agreement, dated as of June 26, 2026 (the “Sponsor Support Agreement”), by and among Inflection Point, Elroy Air and Columbus Circle 2 Sponsor Corporation LLC, a Delaware limited liability company (the “Sponsor”), the Sponsor, as the sole holder of the Class B ordinary shares of Inflection Point, par value $0.0001 per share (each, a “Founder Share” or “Inflection Point Class B Share”, will elect to convert each Founder Share, on a one-for-one basis, into a Class A ordinary share of Inflection Point, par value $0.0001 per share (each, an “Inflection Point Class A Share” and together with the Founder Shares, the “Inflection Point Ordinary Shares”) (the “Sponsor Share Conversion”); (b) in connection with the Domestication, (i) each of the then-issued and outstanding Inflection Point Class A Shares will convert automatically, on a one-for-one basis, into a share of common stock, par value $0.0001 per share, of Post-Domestication Inflection Point (the “New Elroy Air Common Stock”); (ii) each of the then-issued and outstanding warrants to purchase one Inflection Point Class A Share (each, an “Inflection Point Warrant”) will convert automatically, on a one-for-one basis, into one warrant to purchase one share of New Elroy Air Common Stock (each, a “New Elroy Air Warrant”); and (iii) each of the then-issued and outstanding units of Inflection Point (each, an “Inflection Point Unit”) containing one Inflection Point Class A Share and one-third of one Inflection Point Warrant will be cancelled and converted into one share of New Elroy Air Common Stock and one-third of one New Elroy Air Warrant, with any fractional New Elroy Air Warrants to be issued in connection with such separation rounded down to the nearest whole warrant.

De-SPAC Forepart, Material Financing Transactions Will Occur, Description [Text Block]

Pursuant to the Business Combination Agreement, the aggregate consideration (the “Aggregate Base Consideration”) to be paid to the holders of securities of Elroy Air (other than the holders of the Pre-Funded Convertible Notes, the Pre-Funded Warrants and unvested Elroy Air Options (as defined below) in respect of those securities) (the “Elroy Air Equity Holders”) in, or in connection with, the Merger shall be the number of shares of New Elroy Air Common Stock equal to the quotient of: (a) $800,000,000 (the “Purchase Price”), divided by (b) the price (the “Redemption Price”) at which each Inflection Point Class A Share included in the Inflection Point Units initially issued in Inflection Point’s initial public offering (the “IPO”, and the shares included in the Inflection Point Units issued thereby, the “Public Shares”) may be redeemed in connection with the extraordinary general meeting (as defined below).

The portion of the Aggregate Base Consideration (the “Aggregate Preferred Holder Base Consideration”) to be paid to the holders of Elroy Air Preferred Stock (the “Elroy Air Preferred Equity Holders”) in, or in connection with, the Merger will be the aggregate number of shares of New Elroy Air Common Stock equal to the greater of (a) (i) the applicable liquidation preference of the shares of Elroy Air Preferred Stock held by such Elroy Air Preferred Equity Holder, divided by (ii) the Redemption Price, or (b) (i) the number of shares of Elroy Air Common Stock into which the shares of Elroy Air Preferred Stock held by such Elroy Air Preferred Equity Holder would convert in connection with the Merger pursuant to the organizational documents of Elroy Air, multiplied by (ii) the Common Stock Exchange Ratio (as defined below).

De-SPAC Forepart, Actual or Material Conflict of Interest [Flag]	true
De-SPAC, Material Terms, Prospectus Summary [Text Block]

Background and Material Terms of the Business Combination

Inflection Point is a special purpose acquisition company that was incorporated on April 3, 2025, as a Cayman Islands exempted company formed for the purpose of effecting a merger, amalgamation, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses or entities. Between its initial public offering and the execution of the Business Combination Agreement, Inflection Point and its advisors reviewed approximately 12 potential acquisition opportunities, entered into approximately 6 non-disclosure agreements with prospective targets (including Elroy Air), conducted active discussions with approximately 5 companies and delivered a draft letter of intent to one other potential business combination candidate. Inflection Point ultimately determined not to proceed with these opportunities because the parties were unable to agree upon transaction terms, competing transaction processes prevailed, or the opportunities no longer satisfied Inflection Point’s investment criteria. The terms of the Business Combination Agreement are the result of negotiations between the representatives of Inflection Point and Elroy Air, which occurred between April and June 2026. For more information, see “Proposal No. 1 — The Business Combination Proposal — Background of the Business Combination”.

De-SPAC, Board Determination, Prospectus Summary [Text Block]

The Inflection Point Board’s Reasons for the Approval of the Business Combination

The Inflection Point Board considered a wide variety of factors in connection with its evaluation of the Business Combination. In light of the number and complexity of those factors, the Inflection Point Board, as a whole, did not consider it practicable to, and did not attempt to, quantify or otherwise assign relative weights to the specific factors that it considered in reaching its determination and supporting its decision. Individual directors may have given different weights to different factors. The Inflection Point Board viewed its decision as being a business judgment that was based on all of the information available to, and the factors presented to and considered by, the Inflection Point Board. Certain information presented in this section is forward-looking in nature and, therefore, should be read in light of the factors discussed under “Cautionary Note Regarding Forward-Looking Statements.”

Inflection Point management and the members of the Inflection Point Board have substantial experience in evaluating the financial merits of companies across a variety of industries, including companies in the aerospace, defense, and autonomous technology sectors, and the Inflection Point Board concluded that this experience and background qualified them to make the necessary analyses and determinations regarding the Business Combination and its terms.

Before reaching its decision, the Inflection Point Board reviewed the results of due diligence conducted by Inflection Point’s management, legal advisors and third-party consultants, which included:

•        meetings and calls with Elroy Air’s management team and advisors regarding its business model, operations, products and services, technology platform, customer markets, growth prospects and financial forecasts, including an in-person site visit to Elroy Air’s facilities at Byron Airfield in Central California;

•        research on the autonomous cargo drone industry and related autonomous technology industries, which affirmed Inflection Point’s belief that there is ample opportunity for first movers in the industry, specifically within the defense logistics and middle-mile commercial cargo sectors;

•        review of Elroy Air’s defense and government relationships, including indications of interest, memoranda of understanding and other non-binding arrangements with the U.S. Army, U.S. Marine Corps, U.S. Air Force, U.S. Special Operations Command, and the Japanese Army, and Elroy Air’s selection for the FAA’s eVTOL Integration Pilot Program;

•        review of Elroy Air’s commercial pipeline of 1,410 units supported by signed LOIs, MOUs and Master Purchase Agreements from customers such as FedEx, Bristow, Embraer, Barq Group and SLI, and over 1,000 units of potential demand from defense partners;

•        review of Elroy Air’s internally-derived financial projections, including projected revenues, capital expenditures, cash flow requirements and other relevant financial and operating metrics for 2026 and 2027. For more information about Elroy Air’s financial projections, see the section titled “Projected Financial Information” below;

•        review of Elroy Air’s intellectual property portfolio, including 18 filed patents spanning hybrid-electric propulsion, autonomous cargo-handling and advanced payload interfaces, along with copyrighted works and trade secrets;

•        review of Elroy Air’s historical financial information and audits, manufacturing partnership with Kratos, and regulatory approval pathways;

•        a legal due diligence review conducted by Inflection Point’s legal advisors; and

•        the Fairness Opinion.

The prospectus for Inflection Point’s initial public offering identified the general criteria and guidelines that Inflection Point’s management team believed would be important in evaluating prospective target businesses, although Inflection Point indicated that these criteria are not intended to be exhaustive and Inflection Point may enter into a business combination with a target that does not meet all of the criteria. The Inflection Point Board considered these criteria in its evaluation of Elroy Air.

At the conclusion of this process, the Inflection Point Board determined that while, like all business transactions, the acquisition of Elroy Air presents potential risks, nevertheless pursuing a business combination with Elroy Air would overall be an attractive opportunity for Inflection Point and the Inflection Point Shareholders for a number of reasons, including, but not limited to, the following:

•        Strong Management Team.    Inflection Point intended to pursue companies with a committed and capable management team that would benefit from Inflection Point’s network and expertise. The Inflection Point Board believes Elroy Air satisfies this criterion. Elroy Air’s leadership team includes CEO Dr. Andrew Clare, who holds a Ph.D. from MIT in Aeronautics and Astronautics and previously led deployments of AI-driven autonomous vehicles as CTO at Nuro and spearheaded the Model X program at Tesla; Founder and Executive

Chairman Dr. Dave Merrill, who holds a Ph.D. from MIT and previously served as VP of Enabling Technology at 3D Robotics; and CTO Dr. Buddy Michini, also a Ph.D. from MIT. In addition, Elroy Air maintains a Defense Advisory Board comprising LTG H.R. McMaster (former U.S. National Security Advisor), GEN Richard D. Clarke (former Commander, USSOCOM), GEN Frank McKenzie (former Commander, CENTCOM), LTG Mike Dana, RADM Lorin Selby and Ellen M. Lord (former Under Secretary of Defense for Acquisition & Sustainment), and a Board of Directors that includes Dr. Mark Esper, the 27th U.S. Secretary of Defense. The Inflection Point Board believes this team demonstrates rare technical discipline and deep defense and industry relationships that position Elroy Air to execute on its growth strategy.

•        High Barriers to Entry.    Inflection Point sought to acquire companies that possess a strong, entrenched competitive position, including differentiated intellectual property, customer relationships or product offerings. The Inflection Point Board believes Elroy Air satisfies this criterion. Elroy Air’s Chaparral is a flight-proven, autonomous hybrid-electric VTOL cargo aircraft — and Elroy Air believes it is the first company to fly a turboshaft-hybrid-electric aircraft. Elroy Air has filed 18 patents spanning hybrid-electric propulsion, smart autonomous cargo-handling and advanced payload interfaces. Its proprietary autonomous software stack enables true 1:Many operations, cloud simulation testing of every software release, custom vehicle controls and hybrid-electric power management. The Chaparral’s unique combination of autonomous flight capability, long-range hybrid-electric powertrain (300+ miles without charging infrastructure) and heavy-payload VTOL cargo capacity (up to 500 lbs) creates significant differentiation from both last-mile drones (limited range and payload) and passenger eVTOL aircraft (non-autonomous, not optimized for cargo). In addition, Elroy Air was the only OEM with an autonomous, heavy-payload VTOL cargo drone selected for the FAA’s eVTOL Integration Pilot Program. These technological advantages, combined with Elroy Air’s extensive government contracts and established customer relationships with blue-chip partners such as FedEx, Bristow and multiple branches of the U.S. military, create substantial barriers to entry for potential competitors.

•        Economic Fundamentals.    Inflection Point sought to acquire companies with strong EBITDA and cash flow characteristics with opportunity for further improvement, including via productivity initiatives. The Inflection Point Board recognized that Elroy Air is a pre-revenue, early-stage company that does not currently generate positive EBITDA or free cash flow. However, the Inflection Point Board considered Elroy Air’s revenue model, which combines initial OEM aircraft sales at an average selling price of $3.5 million per unit with multiple recurring revenue streams, including aftermarket parts and accessories, MRO royalties and high-margin software subscription licensing. Elroy Air’s management estimates that the single aircraft lifetime revenue opportunity is approximately $7.6 million, representing more than 2x the value of the initial purchase. The Inflection Point Board further considered Elroy Air’s internally-derived financial projections for 2026 and 2027, including projected consolidated revenue of $6.0 million (2026E) and $30.0 million (2027E), reflecting anticipated 400% revenue growth, and reviewed the key assumptions underlying such projections, including development revenue contracts and projected unit sales of 4-6 Chaparral aircraft in 2027. The Inflection Point Board also considered Elroy Air’s capital-efficient operating model, including its exclusive manufacturing partnership with Kratos, which enables scalable production with minimal capital expenditure and a largely variable cost-per-unit structure. While Elroy Air is not currently generating positive EBITDA, the Inflection Point Board believes that, if Elroy Air successfully executes on its business plan, the combination of OEM margins (estimated at 20%-35% based on industry benchmarks) and high-margin recurring software and service revenues (estimated at 70%-75% based on industry benchmarks) has the potential to generate strong cash flow characteristics over time. For more information about Elroy Air’s financial projections, see the section titled “Projected Financial Information” below.

•        Attractive Returns.    Inflection Point sought to identify companies that would offer an attractive risk-adjusted return for Inflection Point’s investors. The Inflection Point Board believes Elroy Air satisfies this criterion. The Inflection Point Board’s determination that Elroy Air’s implied pre-money equity value of $800 million is attractive relative to current valuations experienced by comparable publicly traded next-generation autonomous technology and advanced air mobility companies. Specifically, the Inflection Point Board considered that Elroy Air’s EV/FY’27E revenue multiple of approximately 32x compares favorably against the median multiples of publicly traded next-generation autonomous technology peers (median of 55.2x EV/FY’27E Revenue) and next-generation aviation peers (median of 32.9x EV/FY’27E Revenue). The Inflection Point Board believes that, if Elroy Air is successful in executing its business plan, Inflection Point Shareholders will have acquired their shares at an attractive valuation. For more information about the valuation analysis considered by the Inflection Point Board, please see the section titled “Opinion of Newbridge” below.

•        Benefit from Public Market Access.    Inflection Point sought companies that stand to benefit from access to public equity markets and other forms of capital. The Inflection Point Board believes Elroy Air satisfies this criterion. Elroy Air requires significant capital to fund its transition from development to full-scale production and commercial operations. Following the Business Combination, Elroy Air will benefit from access to the public equity markets, broader debt and equity providers, enhanced brand awareness associated with being a publicly traded company, and the ability to utilize publicly traded stock as currency for potential strategic acquisitions, employee retention and other corporate purposes. The Inflection Point Board noted that access to public capital markets is critical for Elroy Air to accelerate its production timeline, advance regulatory approval efforts, and scale its workforce and operations to meet rising defense and commercial demand.

•        Growth/Expansion Opportunities.    Inflection Point sought to invest in companies in high-growth sectors in Europe or North America that operate in AI and digital infrastructure, and that are looking to accelerate growth through M&A or organically. The Inflection Point Board believes Elroy Air satisfies this criterion. Elroy Air operates at the intersection of AI, autonomous systems, aerospace and defense — sectors that are experiencing significant policy and market tailwinds, including the American Drone Dominance Executive Order, Department of War designation of “Contested Logistics Technologies” as one of six Critical Technology Areas, and anticipated FAA rulemaking to ease pathways for long-range drone operations. The Chaparral addresses a global total addressable market of approximately $420 billion across defense logistics, commercial air cargo, express shipping, offshore energy support and rapid response. The Inflection Point Board also considered that Elroy Air has established manufacturing partnerships enabling scalable production in the United States (through Kratos) and internationally (through a $200 million joint venture with Barq Group for manufacturing and services in Abu Dhabi), providing multiple avenues for geographic expansion. The Inflection Point Board further considered the breadth of Elroy Air’s demand pipeline, with 1,410 units in the commercial pipeline supported by non-binding customer engagements and over 1,000 units of potential demand from U.S. and allied defense partners, representing a combined revenue opportunity in excess of $4.9 billion based on the average selling price of $3.5 million per aircraft.

•        Leverage SPAC Network and Strategy.    Inflection Point sought companies that can utilize Inflection Point’s global network and are ready to become a public entity. The Inflection Point Board believes Elroy Air satisfies this criterion. The Inflection Point Board considered IPAM’s track record of successfully taking critical infrastructure and strategic national assets public, including Intuitive Machines, Inc., USA Rare Earth, Inc. and Merlin, Inc., and the relevance of that experience to Elroy Air’s transition to public company status. The Inflection Point Board further considered that Elroy Air’s Board of Directors and Defense Advisory Board, coupled with Inflection Point’s public markets expertise, position Elroy Air to effectively navigate the requirements and expectations of operating as a publicly traded company.

•        Pre-PIPE and PIPE Investment.    The Inflection Point Board considered that the combined company had secured over $165 million of committed capital through the PIPE Investments, including the $66.6 million Pre-Funded PIPE Investment that funded directly into Elroy Air substantially concurrently with the execution of the Business Combination Agreement and the $100 million Closing PIPE Investment to be funded at Closing, anchored by Inflection Point Fund, existing Elroy Air investors including DiamondStream Partners, and several new institutional investors. The Inflection Point Board viewed these substantial investments and investment commitments as significant support from investors for the valuation of Elroy Air and the opportunities represented by the Business Combination. The Inflection Point Board also considered that these financings provide for additional capital for Elroy Air’s execution of its business plan both before and after the Business Combination is completed, better positioning Elroy Air to deliver shareholder value.

•        Fairness Opinion.    The opinion of Newbridge, dated June 25, 2026, to the Inflection Point Board to the effect that, as of such date and based on and subject to various assumptions and limitations described in its written opinion, that (i) the Aggregate Base Consideration to be paid by Inflection Point pursuant to the Business Combination is fair, from a financial point of view as of such date, to the Inflection Point Unaffiliated Shareholders, as more fully described below in the section of this proxy statement/prospectus entitled “— Opinion of Newbridge Securities”.

•        Elroy Air Equity Holders’ Retained Interest.    Elroy Air’s existing equity holders are rolling 100% of their equity and will retain a significant majority ownership of the combined company at Closing (assuming the no redemption scenario), demonstrating their ongoing equity commitment to the combined company.

•        Other Alternatives.    After a thorough review of other business combination opportunities reasonably available to Inflection Point, the Inflection Point Board concluded that the proposed Business Combination represents the best potential business combination for Inflection Point and the most timely and attractive opportunity based upon the process utilized to evaluate and assess other potential business combination targets.

•        Terms and Conditions of the Business Combination Agreement.    The terms and conditions of the Business Combination Agreement and the Business Combination, including the consideration, were, in the opinion of the Inflection Point Board, the product of arm’s-length negotiations between the parties.

•        Redemption Option.    The right of Inflection Point Shareholders to redeem their Public Shares in connection with the Closing as further described herein.